Property and Equipment, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and Equipment, Net
Property and equipment, gross	¥ 59,993,522	$ 8,698,243	¥ 93,272,592
Accumulated depreciation	(58,918,494)	(8,542,379)	(78,656,883)
Property and equipment, net	1,075,028	155,864	14,615,709
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	51,917,017	7,527,260	63,818,864
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	6,125,266	888,080	25,752,267
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	¥ 1,951,239	$ 282,903	¥ 3,701,461